Finance lease (Tables)	12 Months Ended
Dec. 31, 2019
Finance lease
Schedule of outstanding principal balances on finance lease facility

The outstanding principal balances on each finance lease facility as at December 31, 2019 and 2018 were as follows:

	As at December 31
	2019	2018
River Hudson LLC	—	10,380,600
Japanese Leases No.1 and 2	31,398,900	36,253,400
Japanese Lease No.3	15,498,000	17,870,500
CMBFL Leases No.1 to 4	79,896,836	87,496,402
Ocean Yield ASA	61,153,740	66,563,040
Japanese Lease No.4	23,983,699	26,061,943
China Huarong Leases	46,717,764	51,555,997
Finance lease obligations	258,648,939	296,181,882
Amounts representing interest and deferred finance fees	(42,969,245)	(54,705,784)
Finance lease obligations, net of interest and deferred finance fees	215,679,694	241,476,098
Current portion of finance lease obligations	18,650,022	26,589,017
Current portion of deferred finance fees	(674,700)	(739,817)
Non-current portion of finance lease obligations	200,335,437	218,985,447
Non-current portion of deferred finance fees	(2,631,065)	(3,358,549)
Total finance lease obligations, net of deferred finance fees	215,679,694	241,476,098

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at December 31
2019
2020	26,868,097
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024	24,179,292
2025 - 2030	116,578,506
Finance lease obligations	258,648,939
Amounts representing interest and deferred finance fees	(42,969,245)
Finance lease obligations, net of interest and deferred finance fees	215,679,694

Schedule of Capital Leased Assets

Assets recorded under finance leases consist of the following:

	As at December 31
	2019	2018
Vessels and vessel equipment, net of accumulated depreciation	296,708,230	310,095,004
Deferred drydock expenditures, net of accumulated amortization	4,419,417	3,883,056
Ballast water treatment systems, installation in progress	221,277	156,548
Vessel held for sale	—	8,083,405
	301,348,924	322,218,013